Key management compensation and related party transactions	12 Months Ended
Oct. 31, 2020
Disclosure of transactions between related parties [abstract]
Key management compensation and related party transactions [Text Block]

18. Key management compensation and related party transactions

The Company reports the following related party transactions:

(a) Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of the Company, including officers and directors. Compensation paid or payable to these individuals (or companies controlled by such individuals) are summarized as follows:

	2020	2019	2018
Professional, other fees, and salaries	$17,517	$4,684	$235,297
Stock-based compensation	—	—	44,740
	$17,517	$4,684	$280,037

In 2020, these parties were not awarded any options (2019 - nil; 2018 - 700,000 options at an exercise price of $0.10).

Subsequent to October 31, 2020, the Company awarded 3 million stock options to key management as part of the total 6.5 million stock options issued (Note 23(f)).

(b) Trade payables and other liabilities

At October 31, 2019, the Company reported $205,788 in trade payable and other liabilities, representing alleged outstanding wages and expenses payable to the former President of MAST, Mr. Steven Van Fleet. The alleged payables related to claims made by Mr. Van Fleet as amounts owing to him prior to his resignation as an officer and director of the Company on August 27th, 2018.

As described in Note 19(b) below, the Company has reversed this reserve in the fiscal year ended October 31, 2020 based on the developments in this legal matter in 2020. The reasonable value of Mr. Van Fleet’s claims against the Company as of October 31, 2020 is $nil.

As at October 31, 2020 and 2019, the Company reports $167,000 in trade payables and other liabilities owing to a company whose major shareholder was a former director of the Company and who has also previously served as its Chief Technology Officer. This individual was elected as a director on February 19, 2014 through September 8, 2020. The balance reported relates to alleged services provided in 2015; there have been no invoices submitted by this related party after October 31, 2015.

(c) Convertible debentures

In May 2019, the CEO of the Company provided for a short-term loan of $15,000 CDN ($11,450 USD). At October 31, 2019, $10,000 CDN ($7,582 USD) in loan principal was outstanding. In 2020, the remaining amount of loan principal was extinguished by participation of the CEO in the private placement which the Company completed at the time. The extinguishment of the debt for the shares received in the private placement resulted in an a loss on conversion of $14,000 CDN ($10,600 USD).

In January 2018, the CEO of the Company provided for a convertible debenture of $150,000 CDN ($114,086 USD). As at October 31, 2020, $10,001 CDN ($7,509 USD)(October 31, 2019 - $52,319 CDN, $39,756 USD) in loan principal remains outstanding.